ACQUISITIONS Pro Forma Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Merit Acquisition Results of Operations
Merit Total Revenue since Acquisition Date	$ 11,400,000
Merit Earnings since Acquisition Date	9,500,000
Merit Acquisition [Member]
Business Acquisition, Pro Forma Information [Abstract]
Revenues	370,488,000	438,204,000
Total costs, expenses and other	521,178,000	366,120,000
Net Income (Loss)	$ (119,343,000)	$ 45,688,000
Basic	$ (4.31)	$ 1.94
Diluted	$ (4.31)	$ 1.91